Provisions - Disclosure of changes in other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions	€ 21,468	€ 19,771
Additional provisions	18,122
Settlements	(15,084)
Unused amounts	(951)
Translation differences	(414)
Transfer to Liabilities held for sale	(63)
Change in scope	(9)
Other	96
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Other provisions	8,984	9,265
Additional provisions	5,064
Settlements	(5,066)
Unused amounts	(114)
Translation differences	(210)
Transfer to Liabilities held for sale	(63)
Change in scope	0
Other	108
Sales incentives
Reconciliation of changes in other provisions [abstract]
Other provisions	6,031	3,395
Additional provisions	10,378
Settlements	(7,552)
Unused amounts	(69)
Translation differences	(103)
Transfer to Liabilities held for sale	0
Change in scope	0
Other	(18)
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions	1,300	1,540
Additional provisions	1,147	1,167
Settlements	(1,058)
Unused amounts	(344)
Translation differences	(4)
Transfer to Liabilities held for sale	0
Change in scope	(1)
Other	20
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Other provisions	1,090	1,198
Additional provisions	192
Settlements	(266)
Unused amounts	(69)
Translation differences	7
Transfer to Liabilities held for sale	0
Change in scope	(1)
Other	29
Commercial risks
Reconciliation of changes in other provisions [abstract]
Other provisions	2,723	2,672
Additional provisions	912
Settlements	(731)
Unused amounts	(39)
Translation differences	(87)
Transfer to Liabilities held for sale	0
Change in scope	0
Other	(4)
Other risks
Reconciliation of changes in other provisions [abstract]
Other provisions	1,340	€ 1,701
Additional provisions	429
Settlements	(411)
Unused amounts	(316)
Translation differences	(17)
Transfer to Liabilities held for sale	0
Change in scope	(7)
Other	€ (39)